Critical Accounting Estimates and Judgements	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about Critical Accounting Estimates and Judgements [Abstract]
Critical Accounting Estimates and Judgements [Text Block]

3.    Critical Accounting Estimates and Judgements

RepliCel makes estimates and assumptions about the future that affect the reported amounts of assets and liabilities. Estimates and judgments are continually evaluated based on historical experience and other factors, including expectations of future events that are believed be reasonable under the circumstances. In the future, actual experience may differ from these estimates and assumptions.

The effect of a change in an accounting estimate is recognized prospectively by including it in comprehensive income in the period of the change, if the change affects that period only, or in the period of the change and future periods, if the change affects both.

Information about critical judgments in applying accounting policies that have the most significant risk of causing material adjustment to the amounts reported in these financial statements are discussed below:

Share Based Payments

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating the fair value for share-based payment transactions are disclosed in Note 12(d).

Revenue Recognition

The Company applies the five-step model to contracts when it is probable that the Company will collect the consideration that it is entitled to in exchange for the goods and services transferred to the customer. For collaborative arrangements that fall within the scope of IFRS 15, the Company applies the revenue recognition model to part or all of the arrangement, when deemed appropriate. At contract inception, the Company assesses the goods or services promised within each contract that falls under the scope of IFRS 15, to identify distinct performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. Significant judgment is involved in determining whether the transaction price allocated to the license fee should be recognized over the collaboration period or at the inception of the contract and the time period over which revenue is to be recognized.

To determine the price of Licensing and Collaboration Agreement (See Note 7 - Licensing and Collaboration Agreement - YOFOTO (China) Health Industry Co. Ltd.), the Company has to use judgment and make estimates in assessing the value assigned to the put options and of the warrants as attached to the placement (see Note 7 and 12).

Preference Shares

Replicel made estimates on the issuance of preference shares which are compound instruments that consist of both an equity and a liability component. Due to required redemption RepliCel preference shares were classified as liability. Management was required to make estimates to determine the fair value of the components of the preference share issuance at the date that it is issued. The Company also needed to make estimates on the effective interest on preference shares to calculate the amounts payable on redemption and inclusive of dividends.

Put Liability

Replicel made estimates on the issuance of the put liability disclosed in Note 7. The put liability is a financial liability recorded initially at the present value of the potential exercise price of the put. Management is required to make an estimate to determine the effective interest rate to appropriately discount the potential exercise price over the term of the put liability to its fair value at issuance. Subsequent to its initial recording, the put liability is accreted up to the full face value at the end of the term of the agreement.

Derivative Liability

Replicel made estimates in determining the fair value of the derivative liability disclosed in Note 8. The obligation to issue common shares to Mainpointe at an agreed price at a future date is a derivative liability accounted for at FVTPL. The fair value of this derivative liability has been estimated based on the difference between the market value of the Company's shares to be issued under this arrangement at the reporting date compared to the agreed price of such shares. The derivative liability is fair valued at each measurement date until its settlement.

Royalty Payable

Replicel makes estimates of the expected timing of the payment of royalties as part of the three strategic agreements signed with Mainpointe Pharmaceuticals LLC ("Mainpointe"). Under this royalty arrangement, RepliCel has provided Mainepointe with a right to participate in RepliCel's royalty revenue stream up to a maximum payout of $16 million US and certain distribution rights of RepliCel Injector Product Line in the United States. Management is required to make an estimate to determine the timing of the Company's royalty revenue stream up to $16 million US.

Income Taxes

Significant judgment is required in determining the provision for income taxes. There are many transactions and calculations undertaken during the ordinary course of business for which the ultimate tax determination is uncertain. The Company recognizes liabilities and contingencies for anticipated tax audit issues based on the Company's current understanding of the tax law. For matters where it is probable that an adjustment will be made, the Company records its best estimate of the tax liability including the related interest and penalties in the current tax provision. Management believes they have adequately provided for the probable outcome of these matters; however, the final outcome may result in a materially different outcome than the amount included in the tax liabilities.

In addition, the Company will recognize deferred tax assets relating to tax losses carried forward to the extent there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity against which the unused tax losses can be utilized. However, utilization of the tax losses also depends on the ability of the taxable entity to satisfy certain tests at the time the losses are recouped.